Putnam Investments

One Post Office Square

Boston, MA 02109

September 1, 2016

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam Absolute Return 500 Fund, Putnam Absolute Return 700 Fund, and Putnam Dynamic Asset Allocation Fund (the “Funds”), each a series of Putnam Funds Trust (Reg. No. 33-515) (811-07513) Post-Effective Amendment No. 241 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Funds hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 241 to the Funds’ Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on February 25, 2016 for Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam Absolute Return 500 Fund, and Putnam Absolute Return 700 Fund and September 30, 2015 for Putnam Dynamic Asset Allocation Equity Fund.

Comments or questions concerning this certificate may be directed to Venice Monagan at 1-800-225-2465, ext. 10044.

Very truly yours,

Putnam Absolute Return 100 Fund

Putnam Absolute Return 300 Fund

Putnam Absolute Return 500 Fund

Putnam Absolute Return 700 Fund

Putnam Dynamic Asset Allocation Fund

/s/ Jonathan S. Horwitz

By:	_______________________________________

Jonathan S. Horwitz

Executive Vice President, Principal Executive
Officer and Compliance Liaison

cc:	James E. Thomas, Esq.
Ropes & Gray LLP